Goodwill	12 Months Ended
Apr. 30, 2022
Disclosure of detailed information about intangible assets [abstract]
Goodwill
11.	GOODWILL
The goodwill was acquired as a result of the acquisitions of
U-Protein,
IPA Europe and, on a preliminary basis, BioStrand. The changes in the value of goodwill during the year ended April 30, 2022 and 2021 are as follows:

(in thousands)	$
Balance, April 30, 2020	7,909
Foreign exchange	(132)

Balance, April 30, 2021	7,777

Foreign exchange	(801)
Acquisition of BioStrand	12,727

Balance, April 30, 2022	19,703

Impairment testing
For annual impairment testing, goodwill is allocated to the following cash-generating units:

(in thousands)	April 30, 2022 $	April 30, 2021 $
Oss	2,823	3,092
Utrecht	4,278	4,685
BioStrand	12,602	—

	19,703	7,777

The recoverable amount of each cash-generating unit was based on value-in-use calculations, and determined using a five-year forecast followed by a terminal growth rate determined by management. The present value of the forecasted cash flows of each cash-generating unit is determined by applying a discount rate reflecting a current market assessment of the time value of money and risks specific to the cash-generating units. The recoverable amount, growth rate assumptions and discount rates for each cash-generating unit as at April 30, 2022 and 2021 are as follows:

	Recoverable amount		Terminal growth rates		Discount rates
(in thousands)	2022 $	2021 $	2022%	2021%	2022%	2021%
Oss	9,493	10,412	2.0%	2.0%	14.3%	13.1%
Utrecht	12,483	11,113	2.0%	2.0%	14.3%	17.0%
The goodwill allocated to BioStrand has been determined on a preliminary basis. Due to the timing of the acquisition, the Company will require additional information to allocate the fair values to the net assets acquired, particularly to intangible assets and goodwill acquired. The BioStrand cash-generating unit was not tested for impairment during the year ended April 30, 2022 due to the preliminary nature of the purchase price allocation.
The growth rates reflect the average GDP growth rate of the Netherlands. The discount rates reflect management’s assessment of market and specific risk of the cash-generating units. Both the Oss and Utrecht cash-generating units operate in the same region and are included in the same operating segment of the Company. The cash flow forecasts include a key management assumption that future profit margins will remain stable, and is based on previous performance of the cash-generating units. The assumption for future profit margins is based on management’s review of the prior three years
 of performance of the cash-generating units.